Impairment Charges (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Non-cash goodwill impairment charge	$ 25,000,000	$ 25,400,000	$ 0	$ 0
Hydraulic Cylinders group
Goodwill [Line Items]
Non-cash goodwill impairment charge	$ 25,400,000	$ 25,400,000
Fair values of reporting units in excess of carrying amount (as a percent) (at least)			29.00%